MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
19.	MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Company in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses for the plan were RMB9,743, RMB17,499 and RMB29,015 (US$4,657), respectively, for the years ended December 31, 2010, 2011 and 2012.